Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2019 $	December 31, 2018 $
Revolving Credit Facilities	603,132	642,997
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Norwegian Krone-denominated Bonds due through August 2023	347,163	352,973
U.S. Dollar-denominated Term Loans due through 2030	1,336,437	1,536,499
Euro-denominated Term Loans due through 2024	165,376	193,781
Other U.S. Dollar-denominated loan	3,300	3,300
Total principal	2,867,120	3,363,127
Less unamortized discount and debt issuance costs	(39,968)	(43,604)
Total debt	2,827,152	3,319,523
Less current portion	(523,312)	(242,137)
Long-term portion	2,303,840	3,077,386